S000054583 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
Franklin International Low Volatility High Dividend Index ETF | Franklin International Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0